United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 31.1%
	Consumer Discretionary – 0.4%
20,910	Leggett and Platt, Inc.	463,993
68,050	Regal Entertainment Group	889,413
	TOTAL	1,353,406
	Consumer Staples – 4.7%
95,545	Altria Group, Inc.	2,597,869
11,130	British American Tobacco PLC, ADR	997,359
17,605	ConAgra Foods, Inc.	429,914
34,550	Heinz (H.J.) Co.	1,818,712
38,655	Imperial Tobacco Group PLC, ADR	2,558,961
27,070	Kimberly-Clark Corp.	1,872,161
12,205	Lorillard, Inc.	1,359,881
41,775	Philip Morris International, Inc.	2,895,843
82,785	Reynolds American, Inc.	3,110,233
	TOTAL	17,640,933
	Energy – 4.9%
85,140	ARC Resources Ltd.	2,112,634
41,930	Baytex Energy Corp.	2,157,941
77,290	Bonavista Energy Corp.	2,044,124
41,410	ConocoPhillips	2,818,779
49,095	Crescent Point Energy Corp.	2,228,401
32,145	Royal Dutch Shell PLC, ADR	2,155,322
51,320	Seadrill Ltd.	1,661,229
21,515	Ship Finance International Ltd.	342,089
16,335	Total SA, ADR	801,068
46,320	Vermilion Energy Inc.	2,165,352
	TOTAL	18,486,939
	Financials – 2.9%
83,495	Brandywine Realty Trust	829,940
32,575	Cincinnati Financial Corp.	909,494
42,300	CommonWealth REIT	869,688
49,520	Government Properties Income Trust	1,159,758
90,780	Hospitality Properties Trust	2,131,514
27,385	Mack-Cali Realty Corp.	853,043
24,170	Mercury General Corp.	954,957
32,685	National Retail Properties, Inc.	890,993
34,040	People's United Financial, Inc.	399,970
60,380	Senior Housing Properties Trust	1,436,440
14,210	Sun Life Financial Services of Canada	384,381
	TOTAL	10,820,178
	Health Care – 5.0%
109,278	Bristol-Myers Squibb Co.	3,251,020
106,785	GlaxoSmithKline PLC, ADR	4,573,602
94,530	Lilly (Eli) & Co.	3,545,820
108,825	Merck & Co., Inc.	3,604,284

Shares or Principal Amount		Value
202,555	Pfizer, Inc.	3,844,494
	TOTAL	18,819,220
	Industrials – 2.6%
70,260	BAE Systems PLC, ADR	1,266,085
56,805	Deluxe Corp.	1,257,094
74,640	Donnelley (R.R.) & Sons Co.	1,138,260
237,645	General Electric Co.	3,875,990
56,780	Pitney Bowes, Inc.	1,153,202
12,420	United Parcel Service, Inc.	836,984
	TOTAL	9,527,615
	Information Technology – 0.5%
17,195	Maxim Integrated Products, Inc.	396,345
25,460	Microchip Technology, Inc.	835,597
29,215	Paychex, Inc.	788,221
	TOTAL	2,020,163
	Materials – 0.4%
16,495	MeadWestvaco Corp.	453,942
41,435	RPM International, Inc.	863,506
	TOTAL	1,317,448
	Telecommunication Services – 4.9%
163,239	AT&T, Inc.	4,649,047
80,075	BCE, Inc.	3,213,410
73,625	CenturyLink, Inc.	2,661,544
94,615	Deutsche Telekom AG-ADR	1,209,180
85,520	Verizon Communications	3,093,258
131,645	Vodafone Group PLC, ADR	3,467,529
	TOTAL	18,293,968
	Utilities – 4.8%
47,880	Ameren Corp.	1,448,849
35,750	American Electric Power Co., Inc.	1,381,022
83,970	DPL, Inc.	2,512,382
28,650	DTE Energy Co.	1,448,544
11,450	FirstEnergy Corp.	506,663
27,770	Integrys Energy Group, Inc.	1,390,444
47,740	National Grid PLC, ADR	2,421,373
72,825	NiSource, Inc.	1,555,542
92,645	Pepco Holdings, Inc.	1,804,725
22,745	SCANA Corp.	914,804
77,135	Scottish & Southern Energy PLC, ADR	1,636,033
24,400	Southern Co.	1,009,184
	TOTAL	18,029,565
	TOTAL COMMON STOCKS (IDENTIFIED COST $109,637,922)	116,309,435
	Corporate Bonds – 1.7%
	Basic Industry - Paper – 0.1%
$260,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	281,834
	Consumer Non-Cyclical - Tobacco – 0.0%
250,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	250,915

Shares or Principal Amount			Value
		Capital Markets – 0.5%
$1,550,000		MF Global Holdings Ltd., Conv. Bond, 9.000%, 06/20/2038	1,689,190
		Insurance – 0.5%
1,786,000		Old Republic International Corp., Conv. Bond, 8.000%, 05/15/2012	1,865,209
		Financial Institution - Banking – 0.4%
1,500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.000%, 11/01/2039	1,499,886
		Marine – 0.2%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	641,492
		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,626,330)	6,228,526
		Preferred Stocks – 10.9%
		Consumer Discretionary – 0.6%
48,105		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.97	2,160,877
		Consumer Staples – 0.6%
13,600		Bunge Ltd., Pfd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	1,312,400
74,305	[1,2]	Dole Food Automatic Exch, Conv. Pfd., 7.00%, 11/01/2012, Annual Dividend $0.88	795,063
		TOTAL	2,107,463
		Energy – 0.8%
19,500		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	1,133,145
45,050		El Paso Energy Capital Trust, Conv. Pfd., 4.75%, 3/31/2028, Annual Dividend $2.38	1,997,517
		TOTAL	3,130,662
		Financials – 3.3%
66,610		Citigroup, Inc., Conv. Pfd., 7.5%, 12/15/2012, Annual Dividend $7.50	6,301,972
79,300		Hartford Financial, Conv., Conv. Bond, 7.25%, 4/1/2013, Annual Dividend $1.81	1,721,603
24,900		New York Community Bancorp, Inc., Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	1,157,103
1,750		Wells Fargo Co, 7.5%, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	1,821,697
23,900		Wintrust Financial Corp., Conv Pfd., 7.5% 12/15/2013, Annual Dividend $3.96	1,214,240
		TOTAL	12,216,615
		Industrials – 0.8%
89,200	[3]	Continental Finance Trust II, 6.00% Conv. Pfd.,11/15/2030	3,066,250
		Materials – 1.3%
100,965		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	5,028,057
		Utilities – 3.5%
65,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,155,711
50,485		Great Plains Energy, Inc., Conv. Pfd, 12.0%, 06/15/2012, Annual Dividend $6.00	3,073,022
57,750		Nextera Energy Inc., Conv. Pfd., 8.375%, 6/01/2012, Annual Dividend $4.19	3,017,438
63,905		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	3,673,898
		TOTAL	12,920,069
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $44,158,984)	40,629,993
		U.S. Treasury – 0.1%
463,847		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041 (IDENTIFIED COST $493,638)	573,611
		Purchased CALL Options – 0.0%
16,800,000	[3]	EURO PUT/USD CALL, Strike Price $1.15, Expiration Date 12/30/2011	13,440
15,750,000	[3]	GBP PUT/USD CALL, Strike Price $1.35, Expiration Date 12/30/2011	4,725
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $295,995)	18,165
		MUTUAL FUNDS – 55.0%[4]
2,656,624		Emerging Markets Fixed Income Core Fund	78,216,884
3,293,728		Federated Mortgage Core Portfolio	33,727,774

Shares or Principal Amount			Value
24,095,397	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	24,095,397
11,071,754		High Yield Bond Portfolio	69,752,047
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $189,429,560)	205,792,102
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $350,642,429)[6]	369,551,832
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[7]	4,563,794
		TOTAL NET ASSETS — 100%	$374,115,626
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $795,063, which represented 0.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2011, these liquid restricted securities amounted to $795,063, which represented 0.2% of total net assets.
3	Non-income producing security.
4	Affiliated holdings.
5	7-Day net yield.
6	At August 31, 2011, the cost of investments for federal tax purposes was $350,867,637. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from foreign currency exchange rates was $18,684,195. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,762,834 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,078,639.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds[1]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$78,913,362	$ —	$ —	$78,913,362
International	37,396,073	—	—	37,396,073
Preferred Stock
Domestic	29,213,983	5,075,553	—	34,289,536
International	6,340,457	—	—	6,340,457
Debt Securities:
Corporate Bonds	—	6,228,526	—	6,228,526
U.S. Treasury	—	573,611	—	573,611
Purchased Call Options	—	18,165	—	18,615
Mutual Funds	205,792,102	—	—	205,792,102
TOTAL SECURITIES	$357,655,977	$11,895,855	$ —	$369,551,832
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Federated Unconstrained Bond Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount or Shares			Value
		U.S. TREASURY – 74.7%
$10,000,000		United States Treasury Note, 0.375%, 10/31/2012	10,026,400
20,000,000		United States Treasury Note, 1.375%, 2/15/2013	20,348,604
		TOTAL U.S. TREASURY (IDENTIFIED COST $30,361,884)	30,375,004
		MUTUAL FUNDS – 23.9%[1]
1,032,604	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	1,032,604
325,359		Federated Bank Loan Core Fund	3,136,462
549,665		Federated Project and Trade Finance Core Fund	5,551,615
356		High Yield Bond Portfolio	2,241
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $9,834,920)	9,722,922
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $40,196,804)[3]	40,097,926
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[4]	579,559
		TOTAL NET ASSETS — 100%	$40,677,485
1	Affiliated holdings.
2	7-Day net yield.
3	At August 31, 2011, the cost of investments for federal tax purposes was $40,198,201. The net unrealized depreciation from investments was $100,275. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $66,297 and net unrealized depreciation from investments for those securities having an excess of cost over value of $166,572.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation And Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked

1

for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$30,375,004	$ —	$30,375,004
Mutual Funds	4,171,307	5,551,615	—	9,722,922
TOTAL SECURITIES	$4,171,307	$35,926,619	$ —	$40,097,926
1	Federated Bank Loan Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011